Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Goodwill and Intangible Assets
6. Goodwill and Intangible Assets
Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Total
	(Amounts in millions)
Balance as of March 31, 2023 and 2022	$393.7	$401.9	$795.6
Acquisition of eOne (see Note 2)	1.0	4.8	5.8
Measurement period adjustments (1)	3.9	5.9	9.8

Balance as of March 31, 2024	$398.6	$412.6	$811.2

(1)
Measurement period adjustments for the acquisition of eOne reflect an increase to goodwill of $9.8 million resulting from a net decrease in estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of net decreases to accounts receivable and other assets of $11.4 million and $12.4 million, respectively, partially offset by a net increase to investment in films and television programs of $4.0 million, and net decreases to content related payables of $1.9 million, accrued liabilities of $3.8 million, participations and residuals of $1.9 million, and deferred revenue of $2.4 million.

Intangible Assets
Finite-Lived Intangible Assets.
Finite-lived intangible assets consisted of the following:

	March 31, 2024			March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships	$23.9	$21.7	$2.2	$31.0	$10.0	$21.0
Trademarks and trade names	7.6	3.0	4.6	3.6	2.6	1.0
Other	31.0	12.1	18.9	23.9	19.0	4.9

	$62.5	$36.8	$25.7	$58.5	$31.6	$26.9

Amortization expense associated with the Company’s intangible assets for the years ended March 31, 2024, 2023 and 2022 was approximately $5.3 million, $5.7 million and $5.7 million, respectively. Amortization expense remaining relating to intangible assets for each of the years ending March 31, 2025 through 2029 is estimated to be approximately $4.2 million, $2.5 million, $2.2 million, $2.2 million, and $2.1 million, respectively.

Starz Business of Lions Gate Entertainment Corp
Goodwill and Intangible Assets
4. Goodwill and Intangible Assets
Goodwill
As of both September 30, 2024 and March 31, 2024, accumulated goodwill impairment losses from continuing operations totaled $
1,755.7
 million, related to the Starz Networks reporting unit.
Fiscal 2024 Goodwill and Intangible Asset
Impairments
:
Goodwill Impairment
. During the six months ended September 30, 2023, due to the continuing difficult macro and microeconomic conditions, industry trends, and their impact on the performance and projected cash flows of the Starz Networks reporting unit, including its growth in subscribers and revenue worldwide, and the expanded restructuring activities discussed in Note 11, along with recent market valuation multiples, the Company updated its quantitative impairment assessment for its Starz Networks reporting unit goodwill based on the most recent data and expected growth trends. In performing its quantitative impairment assessment, the fair value of the Company’s reporting units was estimated by using a combination of discounted cash flow (“DCF”) analyses and market-based valuation methodologies. Based on its quantitative impairment assessment, the Company determined that the fair value of its Starz Networks reporting unit was less than its carrying value (after the impairment write-down of its indefinite-lived intangible assets discussed below). The analysis resulted in a goodwill impairment charge of $
494.0

million in the six months ended September 30, 2023, representing all of the then remaining Starz Networks reporting unit goodwill, which is recorded in the goodwill and intangible asset impairment line item in the unaudited condensed combined statements of operations.
Intangible Asset Impairment.
During the six months ended September 30, 2023, due to the events and their impact discussed above related to the Starz Networks reporting unit, the Company performed a quantitative impairment assessment of its indefinite-lived Starz trade names. The fair value of the Company’s indefinite-lived trade names was estimated based on the present value of the hypothetical cost savings that could be realized by the owner of the trade names as a result of not having to pay a stream of royalty payments to another party. These cost savings were calculated based on a DCF analysis of the hypothetical royalty payment that a licensee would be required to pay in exchange for use of the trade names, reduced by the tax effect realized by the licensee on the royalty payments. Based on the quantitative impairment assessment of the trade names, the Company recorded an impairment charge of $170.0 million in the six months ended September 30, 2023, which is recorded in the goodwill and intangible asset impairment line item in the unaudited condensed combined statements of operations. After performing its quantitative impairment assessment, the Company then reassessed the estimated useful life of its trade names with a remaining carrying value of $80.0 million at S eptember 30, 2023 (net of the impairment charge discussed above), and beginning October 1, 2023, the trade names are being accounted for as finite-lived intangible assets and amortized over their estimated useful life.

5. Goodwill and Intangible Assets
Goodwill
Goodwill by reportable segment for each period is as follows:

Starz Networks
Balance as of March 31, 2022	$1,755.7
Impairments (1)	(1,261.7)

Balance as of March 31, 2023	$494.0
Impairments (1)	(494.0)

Balance as of March 31, 2024	$—

(1)
See Note 1,
Goodwill Impairment Assessments
, for further information on the goodwill impairments recorded in fiscal 2023 and fiscal 2024 related to Starz Networks. See Note 2 for additional goodwill impairment charges related to discontinued operations.

Intangible Assets
Finite-Lived Intangible Assets.
Finite-lived intangible assets
consisted
of the following:

	March 31, 2024			March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets:
Customer relationships (1)	$1,821.0	$930.9	$890.1	$1,821.0	$797.9	$1,023.1
Trademarks and trade names (2)	80.0	4.0	76.0	—	—	—

	$1,901.0	$934.9	$966.1	$1,821.0	$797.9	$1,023.1

(1)	Customer relationships represent the Starz Business affiliation agreements with distributors.
(2)
Amounts as of March 31, 2024 include the Starz trade names previously accounted for as indefinite-lived intangible assets, see below and Note 1,
Indefinite-Lived Intangibles Other Than Goodwill Impairment Assessment
, for further information.

Amortization expense associated with the Starz Business’s intangible assets for the fiscal years ended March 31, 2024, 2023 and 2022 was approximately $137.0 million, $134.5 million and $129.2 million, respectively. Amortization expense remaining relating to intangible assets for each of the fiscal years ending March 31, 2025 through 2029 is estimated to be approximately $134.2 million, $125.1 million, $118.4 million, $113.3 million, and $108.0 million, respectively.
Indefinite-Lived Intangible Assets.
As of March 31, 2023, our indefinite-lived intangible assets consisted of trade names representing the estimated fair value of the Starz brand name determined in connection with Lionsgate’s acquisition of the Starz Business as of December 8, 2016, amounting to $250.0 million. See Note 1,
Indefinite-Lived Intangibles Other Than Goodwill Impairment Assessment
, for further information on the trade name impairment charge of $170.0 million recorded in the second quarter of fiscal 2024, and the reassessment of the estimated useful life of the trade names with a remaining carrying value of $80.0 million. Beginning October 1,
2023
, the trade names are being accounted for as finite-lived intangible assets and amortized over their estimated useful life. As of March 31, 2024, the Starz Business did not have any indefinite-lived intangible assets.